CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $)	Total	Common Stock [Member]	Additional paid-in capital [Member]	Deficit accumulated during the development stage [Member]
BALANCE at Apr. 11, 2002	$ 53,700	$ 34,828	$ 18,872
BALANCE, shares at Apr. 11, 2002		2,902,350
SHARES CANCELLED		19,800	(19,800)
SHARES CANCELLED, shares		(1,650,000)
SHARES ISSUED FOR INVESTMENT IN ISTI-NJ	434,876	1,144	433,732
SHARES ISSUED FOR INVESTMENT IN ISTI-NJ, shares		95,368
SHARES ISSUED FOR OFFERING COSTS		1,753	(1,753)
SHARES ISSUED FOR OFFERING COSTS, shares		146,079
SHARES AND WARRANTS ISSUED FOR CASH- NET OF ISSUANCE EXPENSES	2,122,981	27,181	2,095,800
SHARES AND WARRANTS ISSUED FOR CASH- NET OF ISSUANCE EXPENSES, shares		2,265,514
SHARES ISSUED FOR SERVICES RENDERED	98,750	125	98,625
SHARES ISSUED FOR SERVICES RENDERED, shares		10,417
CONTRIBUTIONS TO PAID IN CAPITAL	18,991		18,991
STOCK BASED COMPENSATION RELATED TO OPTIONS GRANTED TO EMPLOYEES AND DIRECTORS	1,968,547		1,968,547
STOCK BASED COMPENSATION RELATED TO OPTIONS GRANTED TO CONSULTANTS	177,782		177,782
DISCOUNT ON CONVERTIBLE NOTE RELATED TO BENEFICIAL CONVERSION FEATURE	108,000		108,000
OTHER COMPREHENSIVE LOSS	(16)			(16)
IMPUTED INTEREST	8,437		8,437
NET LOSS	(4,478,917)			(4,478,917)
BALANCE at Aug. 31, 2007	513,131	44,231	4,946,833	(4,478,933)
BALANCE, shares at Aug. 31, 2007		3,769,728
SHARES AND WARRANTS ISSUED FOR CASH- NET OF ISSUANCE EXPENSES	5,784,800	10,178	5,774,622
SHARES AND WARRANTS ISSUED FOR CASH- NET OF ISSUANCE EXPENSES, shares		848,288
SHARES ISSUED FOR SERVICES RENDERED	116,110	293	115,817
SHARES ISSUED FOR SERVICES RENDERED, shares		24,419
RECEIPTS ON ACCOUNT OF SHARES AND WARRANTS	6,061		6,061
SHARES ISSUED FOR CONVERSION OF CONVERTIBLE NOTE	275,000	550	274,450
SHARES ISSUED FOR CONVERSION OF CONVERTIBLE NOTE, shares		45,844
STOCK BASED COMPENSATION RELATED TO OPTIONS GRANTED TO EMPLOYEES AND DIRECTORS	459,467		459,467
STOCK BASED COMPENSATION RELATED TO OPTIONS GRANTED TO CONSULTANTS	203,982		203,982
IMPUTED INTEREST	3,780		3,780
NET LOSS	(2,769,271)			(2,769,271)
BALANCE at Aug. 31, 2008	4,593,060	56,252	11,785,012	(7,248,204)
BALANCE, shares at Aug. 31, 2008		4,688,279
SHARES ISSUED FOR SERVICES RENDERED	152,928	204	152,724
SHARES ISSUED FOR SERVICES RENDERED, shares		17,012
STOCK BASED COMPENSATION RELATED TO OPTIONS GRANTED TO EMPLOYEES AND DIRECTORS	436,025		436,025
STOCK BASED COMPENSATION RELATED TO OPTIONS GRANTED TO CONSULTANTS	117,174		117,174
IMPUTED INTEREST	3,780		3,780
NET LOSS	(2,760,474)
BALANCE at Aug. 31, 2009	2,746,192	56,456	12,698,414	(10,008,678)
BALANCE, shares at Aug. 31, 2009		4,705,291
SHARES ISSUED FOR SERVICES RENDERED	249,850	1,109	248,741
SHARES ISSUED FOR SERVICES RENDERED, shares		92,416
STOCK BASED COMPENSATION RELATED TO OPTIONS GRANTED TO EMPLOYEES AND DIRECTORS	690,882		690,882
STOCK BASED COMPENSATION RELATED TO OPTIONS GRANTED TO CONSULTANTS	116,944		116,944
IMPUTED INTEREST	3,780		3,780
NET LOSS	(2,977,376)			(2,977,376)
BALANCE at Aug. 31, 2010	830,272	57,565	13,758,761	(12,986,054)
BALANCE, shares at Aug. 31, 2010		4,797,707
SHARES AND WARRANTS ISSUED FOR CASH- NET OF ISSUANCE EXPENSES	3,694,212	984,209	3,682,404
SHARES AND WARRANTS ISSUED FOR CASH- NET OF ISSUANCE EXPENSES, shares		11,808,626
SHARES ISSUED FOR SERVICES RENDERED	227,569	731	226,838
SHARES ISSUED FOR SERVICES RENDERED, shares		60,887
STOCK BASED COMPENSATION RELATED TO OPTIONS GRANTED TO EMPLOYEES AND DIRECTORS	502,593		502,593
STOCK BASED COMPENSATION RELATED TO OPTIONS GRANTED TO CONSULTANTS	26,733		26,733
IMPUTED INTEREST	3,782		3,782
NET LOSS	(1,561,245)
BALANCE at Aug. 31, 2011	3,723,916	70,104	18,201,111	(14,547,299)
BALANCE, shares at Aug. 31, 2011	5,842,803	5,842,803
SHARES AND WARRANTS ISSUED FOR CASH- NET OF ISSUANCE EXPENSES	2,851,760	9,622	2,842,138
SHARES AND WARRANTS ISSUED FOR CASH- NET OF ISSUANCE EXPENSES, shares		801,942
SHARES ISSUED FOR SERVICES RENDERED	107,860	349	107,511
SHARES ISSUED FOR SERVICES RENDERED, shares		29,084
STOCK BASED COMPENSATION RELATED TO OPTIONS GRANTED TO EMPLOYEES AND DIRECTORS	275,241		275,241
STOCK BASED COMPENSATION RELATED TO OPTIONS GRANTED TO CONSULTANTS	117,098		117,098
NET LOSS	(3,344,478)			(3,322,955)
BALANCE at Aug. 31, 2012	3,778,013	80,075
BALANCE, shares at Aug. 31, 2012	6,673,829	6,673,829
SHARES AND WARRANTS ISSUED FOR CASH- NET OF ISSUANCE EXPENSES	1,430,092	4,039	1,426,053
SHARES AND WARRANTS ISSUED FOR CASH- NET OF ISSUANCE EXPENSES, shares		336,651
STOCK BASED COMPENSATION RELATED TO OPTIONS GRANTED TO EMPLOYEES AND DIRECTORS	190,192		190,192
STOCK BASED COMPENSATION RELATED TO OPTIONS GRANTED TO CONSULTANTS	28,016		28,016
OTHER COMPREHENSIVE LOSS	(722,885)
NET LOSS	(958,753)			(958,753)
BALANCE at Nov. 30, 2012	$ 6,249,867	$ 86,504	$ 24,778,025	$ (18,850,530)
BALANCE, shares at Nov. 30, 2012	7,209,652	7,209,652